Acquisition of Windfall Project, Osisko Mining Inc and Gold Road - Schedule of Consideration and Cost of Windfall Joint Venture (Details) $ in Millions, $ in Millions									8 Months Ended				10 Months Ended		12 Months Ended
	Oct. 25, 2024 USD ($)	Oct. 25, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 CAD ($)	May 02, 2023 USD ($)	May 02, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Oct. 25, 2024 USD ($)	Oct. 25, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Oct. 25, 2024 CAD ($)	Dec. 21, 2023 CAD ($)	May 02, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Carrying value at 1 January															$ 0.0
Cash considerations															0.0		$ 0.0		$ 247.1
Cash considerations															0.0		65.3		69.1
Carrying value at the end of the year															0.0		0.0
Windfall Project
Disclosure of detailed information about business combination [line items]
Carrying value at 1 January													$ 538.6	$ 713.6	0.0	$ 0.0	538.6	$ 713.6
Cash considerations			$ 12.8	$ 16.9	$ 12.8	$ 16.9	$ 221.5	$ 300.0			$ 247.1	$ 333.8
Cash considerations	$ 65.3	$ 89.0							$ 69.1	$ 93.0
Share of loss									(28.4)	(38.3)			(47.5)	(64.9)	0.0	0.0	(47.5)	(64.9)
Derecognition of Windfall Project joint venture															0.0	0.0	(519.3)	(723.5)
Translation adjustment	(27.1)								10.7						0.0	0.0	(27.1)	0.0
Carrying value at the end of the year	0.0	0.0	$ 538.6	713.6					538.6	713.6	$ 538.6	713.6	0.0	0.0	0.0	0.0	0.0	0.0	$ 538.6
C$300.0 million contingent consideration | Windfall Project
Disclosure of detailed information about business combination [line items]
Contingent and exploration considerations	200.4						190.8						200.4			300.0		300.0		$ 279.2	$ 300.0	$ 258.4
– Net change in fair value	8.0	10.9							7.3	9.9			8.0	10.9	0.0	0.0	8.0	10.9
Derecognition of Windfall Project joint venture													(200.4)	(279.2)
Translation adjustment									4.4	0.0			(10.1)	0.0
C$75.0 million exploration consideration | Windfall Project
Disclosure of detailed information about business combination [line items]
Contingent and exploration considerations				$ 75.0			$ 39.1			75.0		$ 75.0				75.0		75.0				$ 52.9
– Net change in fair value									2.9	3.9			4.8	6.6	0.0	0.0	4.8	6.6
Derecognition of contingent consideration	(22.8)	(31.7)													$ 0.0	$ 0.0	$ (22.8)	$ (31.7)
Derecognition of Windfall Project joint venture	$ (45.5)	(63.4)
Translation adjustment									$ 0.9	$ 0.0			$ (2.2)	$ 0.0
Derecognition of exploration consideration (in percent)	50.00%												50.00%							50.00%
Derecognition of Windfall Project venture | Windfall Project
Disclosure of detailed information about business combination [line items]
Derecognition of Windfall Project joint venture	$ (519.3)	$ (723.5)